CONSOLIDATED STATEMENTS OF EARNINGS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Interest income:
Interest and fees on loans	$ 9,301	$ 8,309	$ 28,735	$ 23,874
Interest on taxable securities	1,065	924	3,044	2,597
Interest on tax-exempt securities	750	651	2,187	1,754
Interest time deposits with other financial institutions	1	9	3	36
Total interest income	11,117	9,893	33,969	28,261
Interest expense:
Interest on deposits	657	635	2,149	1,625
Interest on FHLB advances	10	1	19	2
Interest on note payable	54	57	167	173
Total interest expense	721	693	2,335	1,800
Net interest income	10,396	9,200	31,634	26,461
Provision for loan losses	0	75	150	225
Net interest income after provision for loan losses	10,396	9,125	31,484	26,236
Noninterest income:
Service charges	623	618	1,862	1,854
Net gain on sale of available-for-sale securities	140	29	381	250
Bank-owned life insurance earnings	95	90	300	261
Other income	249	287	763	1,002
Total noninterest income	1,107	1,024	3,306	3,367
Noninterest expense:
Salaries and employee benefits	4,821	4,100	14,635	12,513
Occupancy expense	645	592	1,893	1,906
Equipment expense	445	718	1,317	1,533
Professional fees	298	334	979	1,075
FDIC assessment	150	150	450	450
Telephone, postage and supplies	300	237	901	782
Advertising	104	112	404	381
Data processing expense	147	659	479	940
Low income housing expense	71	70	213	212
Surety insurance	88	122	262	298
Directors expense	72	72	216	216
Other real estate owned - expense (income), net	0	0	(10)	(6)
Other expense	372	313	1,210	911
Total noninterest expense	7,513	7,479	22,949	21,211
Earnings before provision for income tax expense	3,990	2,670	11,841	8,392
Provision for income tax expense	1,546	431	4,382	2,283
Net earnings	$ 2,444	$ 2,239	$ 7,459	$ 6,109
Earnings per share data:
Basic	$ 0.53	$ 0.49	$ 1.63	$ 1.36
Diluted	$ 0.52	$ 0.48	$ 1.59	$ 1.32
Weighted average shares outstanding:
Basic	4,612	4,524	4,582	4,508
Diluted	4,717	4,643	4,700	4,635